Finance costs	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Finance costs
7. Finance costs

	2019 $m	2018 Restated $m	2017 Restated $m
Financial income

Financial income on deposits and money market funds	3	2	1

Interest income on loans and other assets	3	3	3

	6	5	4

Financial expenses

Interest expense on bonds and syndicated facility	78	61	58

Interest expense on lease liabilities	41	39	39

Capitalised interest	(5)	(5)	(6)
Unwind of discount on deferred purchase consideration a	1	1	—

Other charges b	6	5	4

	121	101	95

a	Fair value gains/(losses) on contingent purchase consideration have been disclosed on the face of the Group income statement. The 2018 comparatives have been restated accordingly.
b	Other charges comprise bank charges and non-bank interest expense.
During the year, $13m (2018: $14m, 2017: $7m) was payable to the IHG Rewards Club loyalty programme relating to interest on the accumulated balance of cash received in advance of the consumption of points awarded. The expense and corresponding System Fund interest income are eliminated within financial expenses.
C
apitalised
interest
relates
to the System Fund. The rate used for capitalisation of interest was 3.1% (2018: 3.0%, 2017: 3.0%).
The deferred purchase consideration relates to the Regent acquisition (see note 25).